Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

May 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Global Infrastructure Fund (the “Fund”), a series of Deutsche Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 159 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 27, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.